Financial instruments related to commodity contracts - Fair value hierarchy (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (698)	$ 193	$ 348
Effective horizon of assessment of the fair value of the portfolio of contracts over an effective horizon based on valuation methods	2 years
Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (283)	(223)	130	$ 1,157
Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(415)	416	218	$ 613
Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	121	239	387
Level 1 | Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(303)	(49)	(22)
Level 1 | Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	424	288	409
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(618)	(45)	(39)
Level 2 | Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	20	(173)	152
Level 2 | Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(638)	$ 128	$ (191)
Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(201)
Level 3 | Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (201)